Property, Plant and Equipment - Summary of Property, Plant and Equipment (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Gross property, plant and equipment	$ 16,248	$ 14,762
Accumulated depreciation	(9,158)	(8,608)
Net property, plant and equipment	7,090	6,154
Land and industrial buildings [Member]
Property, Plant and Equipment [Line Items]
Gross property, plant and equipment	3,478	3,136
Plant, machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Gross property, plant and equipment	8,481	8,096
Assets sold with buy-back commitment [Member]
Property, Plant and Equipment [Line Items]
Gross property, plant and equipment	2,813	2,260
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Gross property, plant and equipment	516	324
Other [Member]
Property, Plant and Equipment [Line Items]
Gross property, plant and equipment	$ 960	$ 946